REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Jun. 30, 2015
REGULATORY CAPITAL REQUIREMENTS
Schedule of association's actual and minimum capital requirements to be well-capitalized under prompt corrective action provisions
	June 30, 2015
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets	$75,287	32.50%	$18,529	8.00%	$23,162	10.00%
Common equity tier 1 capital to risk weighted assets	74,207	32.04	10,423	4.50	15,055	6.50
Tier 1 (core) capital to risk weighted assets	74,207	32.04	13,897	6.00	18,529	8.00
Tier 1 (core) capital to tangible assets	74,207	15.49	14,374	3.00	23,957	5.00
	June 30, 2014
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets	$71,669	42.31%	$13,550	8.00%	$16,938	10.00%
Tier 1 (core) capital to risk weighted assets	70,682	41.73	6,775	4.00	10,163	6.00
Tier 1 (core) capital to tangible assets	70,682	19.61	10,815	3.00	18,025	5.00
Tangible capital to tangible assets	70,682	19.61	5,408	1.50	N/A	N/A